Equinox Funds Trust

Equinox Abraham Strategy Fund

Equinox Chesapeake Strategy Fund

Equinox Crabel Strategy Fund

Equinox Eclipse Strategy Fund

Equinox John Locke Strategy Fund

Equinox Absolute Return Plus Strategy Fund

Equinox QCM Strategy Fund

Equinox Tiverton Strategy Fund

Incorporated herein by reference is the supplement for the Equinox Abraham Strategy Fund, Equinox Chesapeake Strategy Fund, Equinox Crabel Strategy Fund, Equinox Eclipse Strategy Fund, Equinox John Locke Strategy Fund, Equinox Absolute Return Plus Strategy Fund, Equinox QCM Strategy Fund and Equinox Tiverton Strategy Fund, pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on June 18, 2013 (SEC Accession No. 0000910472-13-002481).